TAXES BASED ON INCOME (Tables)	12 Months Ended
Dec. 29, 2018
TAXES BASED ON INCOME
Taxes based on income

(In millions)	2018	2017	2016

Current:
U.S. federal tax	$(19.7)	$47.0	$10.1
State taxes	.8	.2	.6
International taxes	134.3	111.0	77.3

	115.4	158.2	88.0

Deferred:
U.S. federal tax	(6.3)	134.8	64.4
State taxes	2.3	(3.7)	(3.0)
International taxes	(26.0)	18.4	7.0

	(30.0)	149.5	68.4

Provision for income taxes	$85.4	$307.7	$156.4

The principal items accounting for the difference between taxes

(In millions)	2018	2017	2016

Computed tax provision at U.S. federal statutory rate	$116.5	$206.7	$167.0
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	3.9	(3.2)	2.2
Tax Cuts and Jobs Act(1)	(34.7)	172.0	–
Foreign earnings taxed at different rates(2)	13.0	(40.2)	27.0
Excess tax benefits associated with stock-based payments(3)	(7.7)	(16.0)	–
Valuation allowance	10.7	(1.4)	(11.9)
Corporate-owned life insurance	(3.8)	(6.7)	(4.3)
U.S. federal research and development tax credits	(6.1)	(4.9)	(2.9)
Tax contingencies and audit settlements	(11.9)	(1.9)	(20.7)
Other items, net	5.5	3.3	–

Provision for income taxes	$85.4	$307.7	$156.4

(1)

During 2018 and 2017, we recognized a net tax benefit of $34.7 million and a net tax charge of $172 million, respectively, as a result of the TCJA. These amounts included the direct impacts of the TCJA following the guidance of SAB 118, including items that would otherwise be separately disclosed as state taxes, net of federal tax benefit, tax effects of foreign earnings taxed at different rates, tax contingencies and audit settlements, and other items, net.

(2)	Included in 2018 are certain U.S. international tax provisions imposed by the TCJA; all years included foreign earnings taxed in the U.S., net of credits.
(3)

During 2018 and 2017, we recognized tax benefits of $7.7 million and $16 million as a result of our adoption in 2017 of the accounting guidance update related to stock-based payments. We expect future excess tax benefits to vary based on our future stock-based payments. These excess tax benefits may cause variability in our effective tax rate as they can fluctuate based on vesting and exercise activity, as well as our stock price.

Income before taxes from our U.S. and international operations
(In millions)	2018	2017	2016

U.S.	$(7.3)	$49.0	$17.9
International	562.1	540.5	459.2

Income before taxes	$554.8	$589.5	$477.1

Components of the temporary differences

(In millions)	2018	2017

Accrued expenses not currently deductible	$18.4	$19.9
Net operating losses	166.4	185.9
Tax credit carryforwards	69.0	14.0
Stock-based compensation	12.4	18.0
Pension and other postretirement benefits	81.3	140.9
Inventory reserves	6.7	6.5
Unrealized foreign currency losses(1)	–	14.9
Other assets	11.8	17.3
Valuation allowance	(71.8)	(63.4)

Total deferred tax assets(2)	294.2	354.0

Depreciation and amortization	(38.7)	(95.3)
Repatriation accrual	(21.3)	(27.7)
Foreign operating loss recapture	(56.5)	(65.9)
Other liabilities	(9.5)	(8.8)

Total deferred tax liabilities(2)	(126.0)	(197.7)

Total net deferred tax assets	$168.2	$156.3

(1)

Primarily reflect the unrealized foreign currency losses related to our net investment hedge described in Note 5, "Financial Instruments." There were no deferred taxes at the end of 2018 due to the conformity of the accounting treatment between financial reporting and tax after a mark-to-market tax treatment was elected for certain fair value adjustments on our 2017 U.S. federal income tax return filed in 2018.

(2)	Reflect gross amounts before jurisdictional netting of deferred tax assets and liabilities.

Schedule of tax credit and net operating loss carryforwards

(In millions) Year of Expiry	Net Operating Losses(1)	Tax Credits

2019	$4.9	$.3
2020	5.2	14.5
2021	3.9	.4
2022	9.0	9.7
2023	6.2	5.0
2024 - 2038	6.3	30.4
Indefinite life/no expiry	502.9	8.7

Total	$538.4	$69.0

(1)	Net operating losses are presented before tax effect and valuation allowance.

Reconciliation of the beginning and ending amounts of unrecognized tax benefits

(In millions)	2018	2017

Balance at beginning of year	$108.7	$89.5
Additions for tax positions of the current year	11.5	14.1
Additions (reductions) for tax positions of prior years	(23.1)	3.0
Settlements with tax authorities	(6.6)	(1.6)
Expirations of statutes of limitations	(5.9)	(2.7)
Changes due to translation of foreign currencies	(3.8)	6.4

Balance at end of year	$80.8	$108.7